Summary of Performance Stock Units Activity (Detail) - Performance Stock Units PSU shares in Thousands	12 Months Ended
Dec. 31, 2017 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year	195
Granted	87
Vested	(59)
Forfeited	(48)
Unvested the end of the year	175